OTHER CURRENT LIABILITIES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER LIABILITIES

Other current liabilities and other liabilities consist of the following:

	December 31,	December 31,
	2022	2021
Other current liabilities
Vendor payables	101,204	249,003
Liabilities arising from repurchase agreements	994,249	363,000
Accrued consumption taxes	67,020	51,204
Miscellaneous deposits received from tenants to be remitted to other service providers	88,436	86,060
Rental deposits received from tenants to be remitted to property owners	309,809	262,466
Deposits held on behalf of voluntary partnerships	33,323	11,210
Other payables	9,457	8,050
Total other current liabilities	1,603,498	1,030,993

Other liabilities
Leasehold and guarantee deposits received from tenants	297,004	351,088
Deferred income tax liabilities, net	117,179	21,606
Long-term trade payables	3,254	-
Asset retirement obligations	30,919	-
Total other liabilities	448,356	372,694